CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Line Items]
Total revenues	¥ 28,401	¥ 27,752	¥ 28,339
Cost of revenues	(16,376)	(17,957)	(19,566)
Gross profit	12,025	9,795	8,773
Selling and marketing expenses	(865)	(897)	(1,144)
General and administrative expenses	(3,811)	(4,121)	(4,413)
Total operating expenses	(4,676)	(5,018)	(5,557)
Interest income	1,196	1,052	711
Other gains, net	165	230	516
Operating profit	8,710	6,059	4,443
Share of net profit of investments accounted for using equit method	96	127	38
Finance costs	(94)	(141)	(108)
Profit before income tax	8,712	6,045	4,373
Income tax expense	(1,603)	(825)	(534)
Profit for the year	7,109	5,220	3,839
Attributable to:
Equity holders of the Company	6,644	4,920	3,677
Non-controlling interests	465	300	162
Profit for the year	¥ 7,109	¥ 5,220	¥ 3,839
Class A And Class B Ordinary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 2.15	¥ 1.58	¥ 1.15
Diluted	2.12	1.55	1.14
American Depositary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	4.31	3.15	2.3
Diluted	¥ 4.24	¥ 3.11	¥ 2.27
Online Music Services [Member]
Income Statement [Line Items]
Total revenues	¥ 21,742	¥ 17,325	¥ 12,483
Social Entertainment Services And Others [Member]
Income Statement [Line Items]
Total revenues	¥ 6,659	¥ 10,427	¥ 15,856